UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-7852

Exact Name of Registrant as Specified in Charter:    USAA MUTUAL FUNDS TRUST

Address of Principal Executive Offices and Zip Code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and Address of Agent for Service:               ADYM W. RYGMYR
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's Telephone Number, Including Area Code:  (210) 498-0226

Date of Fiscal Year End:   DECEMBER 31

Date of Reporting Period:  SEPTEMBER 30, 2012

ITEM 1.  SCHEDULE OF INVESTMENTS.
USAA MUTUAL FUNDS TRUST - 3RD QUARTER REPORT - PERIOD ENDED SEPTEMBER 30, 2012


[LOGO OF USAA]
   USAA(R)

PORTFOLIO OF INVESTMENTS
3RD QUARTER
USAA S&P 500 INDEX FUND
SEPTEMBER 30, 2012

                                                                      (Form N-Q)

48414-1112                                   (C)2012, USAA. All rights reserved.

PORTFOLIO OF INVESTMENTS                                                       1
USAA S&P 500 INDEX FUND
September 30, 2012 (unaudited)

Number of Shares           Security                                          Market Value (000)
----------------           --------                                          ------------------
                           COMMON STOCKS (98.7%)

                           CONSUMER DISCRETIONARY (10.9%)
                           ------------------------------
                           ADVERTISING (0.1%)
         110,135           Interpublic Group of Companies, Inc.                      $    1,225
          68,025           Omnicom Group, Inc.                                            3,507
                                                                                     ----------
                                                                                          4,732
                                                                                     ----------
                           APPAREL & ACCESSORIES & LUXURY GOODS (0.3%)
          72,701           Coach, Inc.                                                    4,073
          14,047           Fossil, Inc. *                                                 1,190
          15,719           Ralph Lauren Corp.                                             2,377
          22,587           VF Corp.                                                       3,599
                                                                                     ----------
                                                                                         11,239
                                                                                     ----------
                           APPAREL RETAIL (0.6%)
          20,778           Abercrombie & Fitch Co. "A"                                      705
          76,481           Gap, Inc.                                                      2,736
          60,817           Limited Brands, Inc.                                           2,996
          57,054           Ross Stores, Inc.                                              3,686
         188,793           TJX Companies, Inc.                                            8,456
          28,446           Urban Outfitters, Inc. *                                       1,068
                                                                                     ----------
                                                                                         19,647
                                                                                     ----------
                           AUTO PARTS & EQUIPMENT (0.2%)
          29,372           BorgWarner, Inc. *                                             2,030
         175,352           Johnson Controls, Inc.                                         4,805
                                                                                     ----------
                                                                                          6,835
                                                                                     ----------
                           AUTOMOBILE MANUFACTURERS (0.3%)
         977,528           Ford Motor Co.                                                 9,638
                                                                                     ----------
                           AUTOMOTIVE RETAIL (0.3%)
           9,333           AutoNation, Inc. *                                               407
           9,605           AutoZone, Inc. *                                               3,551
          58,043           CarMax, Inc. *                                                 1,643
          30,705           O'Reilly Automotive, Inc. *                                    2,567
                                                                                     ----------
                                                                                          8,168
                                                                                     ----------
                           BROADCASTING (0.3%)
         152,597           CBS Corp.  "B"                                                 5,544
          63,392           Discovery Communications, Inc. "A" *                           3,780
          22,173           Scripps Networks Interactive "A"                               1,358
                                                                                     ----------
                                                                                         10,682
                                                                                     ----------

                           CABLE & SATELLITE (1.2%)
          55,993           Cablevision Systems Corp. "A"                                    887
         685,879           Comcast Corp. "A"                                             24,534
         160,971           DIRECTV *                                                      8,445
          78,538           Time Warner Cable, Inc.                                        7,466
                                                                                     ----------
                                                                                         41,332
                                                                                     ----------
                           CASINOS & GAMING (0.1%)
          67,511           International Game Technology                                    884
          20,382           Wynn Resorts Ltd.                                              2,353
                                                                                     ----------
                                                                                          3,237
                                                                                     ----------
                           COMPUTER & ELECTRONICS RETAIL (0.1%)
          67,352           Best Buy Co., Inc.                                             1,158
          31,138           GameStop Corp. "A"                                               654
                                                                                     ----------
                                                                                          1,812
                                                                                     ----------
                           CONSUMER ELECTRONICS (0.0%)
          17,447           Harman International Industries, Inc.                            805
                                                                                     ----------

PORTFOLIO OF INVESTMENTS (continued)                                          2
USAA S&P 500 INDEX FUND
September 30, 2012 (unaudited)

Number of Shares           Security                                          Market Value (000)
----------------           --------                                          ------------------
                           DEPARTMENT STORES (0.3%)
          36,760           J.C. Penney Co., Inc.                                     $      893
          55,328           Kohl's Corp.                                                   2,834
         103,223           Macy's, Inc.                                                   3,883
          39,195           Nordstrom, Inc.                                                2,163
                                                                                     ----------
                                                                                          9,773
                                                                                     ----------
                           DISTRIBUTORS (0.1%)
          39,922           Genuine Parts Co.                                              2,436
                                                                                     ----------
                           EDUCATION SERVICES (0.0%)
          25,905           Apollo Group, Inc. "A" *                                         752
                                                                                     ----------
                           FOOTWEAR (0.3%)
          94,285           NIKE, Inc.  "B"                                                8,949
                                                                                     ----------
                           GENERAL MERCHANDISE STORES (0.5%)
          15,734           Big Lots, Inc. *                                                 465
          58,611           Dollar Tree, Inc. *                                            2,830
          24,873           Family Dollar Stores, Inc.                                     1,649
         168,153           Target Corp.                                                  10,673
                                                                                     ----------
                                                                                         15,617
                                                                                     ----------

                           HOME FURNISHINGS (0.0%)
          36,569           Leggett & Platt, Inc.                                            916
                                                                                     ----------
                           HOME IMPROVEMENT RETAIL (1.0%)
         386,479           Home Depot, Inc.                                              23,332
         292,442           Lowe's Companies, Inc.                                         8,843
                                                                                     ----------
                                                                                         32,175
                                                                                     ----------
                           HOMEBUILDING (0.1%)
          71,188           D.R. Horton, Inc.                                              1,469
          40,996           Lennar Corp. "A"                                               1,426
          87,161           Pulte Group, Inc. *                                            1,351
                                                                                     ----------
                                                                                          4,246
                                                                                     ----------

                           HOMEFURNISHING RETAIL (0.1%)
          59,550           Bed Bath & Beyond, Inc. *                                      3,752
                                                                                     ----------
                           HOTELS, RESORTS & CRUISE LINES (0.3%)
         114,550           Carnival Corp.                                                 4,174
          64,688           Marriott International, Inc. "A"                               2,529
          49,990           Starwood Hotels & Resorts Worldwide, Inc.                      2,898
          36,508           Wyndham Worldwide Corp.                                        1,916
                                                                                     ----------
                                                                                         11,517
                                                                                     ----------
                           HOUSEHOLD APPLIANCES (0.1%)
          19,601           Whirlpool Corp.                                                1,625
                                                                                     ----------
                           HOUSEWARES & SPECIALTIES (0.1%)
          75,105           Newell Rubbermaid, Inc.                                        1,434
                                                                                     ----------
                           INTERNET RETAIL (1.0%)
          92,705           Amazon.com, Inc. *                                            23,577
          24,015           Expedia, Inc.                                                  1,389
          14,196           Netflix, Inc. *                                                  773
          12,772           Priceline.com, Inc. *                                          7,902
          28,100           TripAdvisor, Inc. *                                              925
                                                                                     ----------
                                                                                         34,566
                                                                                     ----------

                           LEISURE PRODUCTS (0.1%)
          30,359           Hasbro, Inc.                                                   1,159
          87,777           Mattel, Inc.                                                   3,114

PORTFOLIO OF INVESTMENTS (continued)                                     3
USAA S&P 500 INDEX FUND
September 30, 2012 (unaudited)

Number of Shares           Security                                          Market Value (000)
----------------           --------                                          ------------------
                                                                                     ----------
                                                                                     $    4,273
                                                                                     ----------
                           MOTORCYCLE MANUFACTURERS (0.1%)
          58,509           Harley-Davidson, Inc.                                          2,479
                                                                                     ----------
                           MOVIES & ENTERTAINMENT (1.6%)
         521,918           News Corp. "A"                                                12,803
         242,900           Time Warner, Inc.                                             11,011
         121,371           Viacom, Inc. "B"                                               6,504
         459,901           Walt Disney Co.                                               24,043
                                                                                     ----------
                                                                                         54,361
                                                                                     ----------
                           PUBLISHING (0.2%)
          59,647           Gannett Co., Inc.                                              1,059
          72,135           McGraw-Hill Companies, Inc.                                    3,938
           1,136           Washington Post Co. "B"                                          412
                                                                                     ----------
                                                                                          5,409
                                                                                     ----------
                           RESTAURANTS (1.4%)
           8,156           Chipotle Mexican Grill, Inc. *                                 2,590
          32,821           Darden Restaurants, Inc.                                       1,830
         258,536           McDonald's Corp.                                              23,720
         194,857           Starbucks Corp.                                                9,889
         116,535           Yum! Brands, Inc.                                              7,731
                                                                                     ----------
                                                                                         45,760
                                                                                     ----------
                           SPECIALIZED CONSUMER SERVICES (0.0%)
          70,447           H&R Block, Inc.                                                1,221
                                                                                     ----------
                           SPECIALTY STORES (0.1%)
         173,657           Staples, Inc.                                                  2,001
          30,564           Tiffany & Co.                                                  1,891
                                                                                     ----------
                                                                                          3,892
                                                                                     ----------

                           TIRES & RUBBER (0.0%)
          63,115           Goodyear Tire & Rubber Co. *                                     769
                                                                                     ----------
                           Total Consumer Discretionary                                 364,049
                                                                                     ----------
                           CONSUMER STAPLES (10.7%)
                           ------------------------
                           AGRICULTURAL PRODUCTS (0.1%)
         168,877           Archer-Daniels-Midland Co.                                     4,590
                                                                                     ----------
                           BREWERS (0.1%)
          39,999           Molson Coors Brewing Co. "B"                                   1,802
                                                                                     ----------

                           DISTILLERS & VINTNERS (0.2%)
          40,181           Beam, Inc.                                                     2,312
          38,953           Brown-Forman Corp. "B"                                         2,542
          37,030           Constellation Brands, Inc. "A" *                               1,198
                                                                                     ----------
                                                                                          6,052
                                                                                     ----------
                           DRUG RETAIL (0.7%)
         326,174           CVS Caremark Corp.                                            15,793
         219,721           Walgreen Co.                                                   8,007
                                                                                     ----------
                                                                                         23,800
                                                                                     ----------
                           FOOD DISTRIBUTORS (0.1%)
         150,433           Sysco Corp.                                                    4,704
                                                                                     ----------
                           FOOD RETAIL (0.2%)
         139,674           Kroger Co.                                                     3,288
          61,604           Safeway, Inc.                                                    991
          44,035           Whole Foods Market, Inc.                                       4,289
                                                                                     ----------
                                                                                          8,568
                                                                                     ----------

PORTFOLIO OF INVESTMENTS (continued)                                           4
USAA S&P 500 INDEX FUND
September 30, 2012 (unaudited)

Number of Shares           Security                                          Market Value (000)
----------------           --------                                          ------------------
                           HOUSEHOLD PRODUCTS (2.2%)
          33,255           Clorox Co.                                                $    2,396
         114,269           Colgate-Palmolive Co.                                         12,252
         101,194           Kimberly-Clark Corp.                                           8,681
         706,001           Procter & Gamble Co. (f)                                      48,968
                                                                                     ----------
                                                                                         72,297
                                                                                     ----------
                           HYPERMARKETS & SUPER CENTERS (1.3%)
         110,846           Costco Wholesale Corp.                                        11,098
         430,841           Wal-Mart Stores, Inc. (f)                                     31,796
                                                                                     ----------
                                                                                         42,894
                                                                                     ----------
                           PACKAGED FOODS & MEAT (1.5%)
          46,052           Campbell Soup Co.                                              1,604
         103,837           ConAgra Foods, Inc.                                            2,865
          48,931           Dean Foods Co. *                                                 800
         166,008           General Mills, Inc.                                            6,615
          81,950           H.J. Heinz Co.                                                 4,585
          39,250           Hershey Co.                                                    2,782
          33,546           Hormel Foods Corp.                                               981
          27,909           J.M. Smucker Co.                                               2,409
          63,257           Kellogg Co.                                                    3,268
         454,871           Kraft Foods, Inc. "A" *                                       18,809
          34,104           McCormick & Co., Inc.                                          2,116
          52,251           Mead Johnson Nutrition Co.                                     3,829
          74,345           Tyson Foods, Inc. "A"                                          1,191
                                                                                     ----------
                                                                                         51,854
                                                                                     ----------
                           PERSONAL PRODUCTS (0.2%)
         110,424           Avon Products, Inc.                                            1,761
          61,581           Estee Lauder Companies, Inc. "A"                               3,792
                                                                                     ----------
                                                                                          5,553
                                                                                     ----------
                           SOFT DRINKS (2.2%)
         992,551           Coca-Cola Co.                                                 37,647
          71,097           Coca-Cola Enterprises, Inc.                                    2,223
          54,334           Dr Pepper Snapple Group, Inc.                                  2,420
          39,387           Monster Beverage Corp. *                                       2,133
         398,914           PepsiCo, Inc.                                                 28,231
                                                                                     ----------
                                                                                         72,654
                                                                                     ----------
                           TOBACCO (1.9%)
         521,105           Altria Group, Inc.                                            17,400
          33,501           Lorillard, Inc.                                                3,901
         432,153           Philip Morris International, Inc.                             38,868
          83,829           Reynolds American, Inc.                                        3,633
                                                                                     ----------
                                                                                         63,802
                                                                                     ----------
                           Total Consumer Staples                                       358,570
                                                                                     ----------
                           ENERGY (11.1%)
                           --------------
                           COAL & CONSUMABLE FUELS (0.1%)
          57,052           Alpha Natural Resurces, Inc. *                                   375
          58,196           CONSOL Energy, Inc.                                            1,749
          69,779           Peabody Energy Corp.                                           1,555
                                                                                     ----------
                                                                                          3,679
                                                                                     ----------
                           INTEGRATED OIL & GAS (5.7%)
         502,883           Chevron Corp.                                                 58,616
       1,183,094           Exxon Mobil Corp. (f)                                        108,194
          75,742           Hess Corp.                                                     4,069
          47,330           Murphy Oil Corp.                                               2,541
         207,627           Occidental Petroleum Corp.                                    17,868
                                                                                     ----------
                                                                                        191,288
                                                                                     ----------

PORTFOLIO OF INVESTMENTS (continued)                                           5
USAA S&P 500 INDEX FUND
September 30, 2012 (unaudited)

Number of Shares           Security                                          Market Value (000)
----------------           --------                                          ------------------
                           OIL & GAS DRILLING (0.3%)
          17,796           Diamond Offshore Drilling, Inc.                           $    1,171
          59,458           ENSCO International, Inc.                                      3,244
          27,527           Helmerich & Payne, Inc.                                        1,310
          73,230           Nabors Industries Ltd. *                                       1,027
          64,717           Noble Corp.                                                    2,316
          32,240           Rowan Companies plc "A" *                                      1,089
                                                                                     ----------
                                                                                         10,157
                                                                                     ----------
                           OIL & GAS EQUIPMENT & SERVICES (1.6%)
         112,661           Baker Hughes, Inc.                                             5,096
          63,105           Cameron International Corp. *                                  3,538
          61,290           FMC Technologies, Inc. *                                       2,838
         237,742           Halliburton Co.                                                8,010
         109,262           National Oilwell Varco, Inc.                                   8,753
         340,087           Schlumberger Ltd.                                             24,598
                                                                                     ----------
                                                                                         52,833
                                                                                     ----------
                           OIL & GAS EXPLORATION & PRODUCTION (2.4%)
         128,129           Anadarko Petroleum Corp.                                       8,959
         100,288           Apache Corp.                                                   8,672
          53,843           Cabot Oil & Gas Corp.                                          2,417
         133,065           Chesapeake Energy Corp.                                        2,511
         311,259           ConocoPhillips                                                17,798
         100,055           Denbury Resources, Inc. *                                      1,617
          96,444           Devon Energy Corp.                                             5,835
          69,228           EOG Resources, Inc.                                            7,757
          38,207           EQT Corp.                                                      2,254
         180,725           Marathon Oil Corp.                                             5,344
          34,544           Newfield Exploration Co. *                                     1,082
          45,602           Noble Energy, Inc.                                             4,228
          31,591           Pioneer Natural Resources Co.                                  3,298
          45,298           QEP Resources, Inc.                                            1,434
          41,750           Range Resources Corp.                                          2,917
          89,500           Southwestern Energy Co. *                                      3,113
          49,960           WPX Energy, Inc. *                                               829
                                                                                     ----------
                                                                                         80,065
                                                                                     ----------
                           OIL & GAS REFINING & MARKETING (0.6%)
          87,178           Marathon Petroleum Corp.                                       4,759
         160,706           Phillips 66                                                    7,452
          26,668           Sunoco, Inc.                                                   1,249
          36,427           Tesoro Corp.                                                   1,526
         141,476           Valero Energy Corp.                                            4,482
                                                                                     ----------
                                                                                         19,468
                                                                                     ----------
                           OIL & GAS STORAGE & TRANSPORTATION (0.4%)
         146,188           Kinder Morgan, Inc.                                            5,192
         167,159           Spectra Energy Corp.                                           4,908
         160,474           Williams Companies, Inc.                                       5,612
                                                                                     ----------
                                                                                         15,712
                                                                                     ----------
                           Total Energy                                                 373,202
                                                                                     ----------
                           FINANCIALS (14.4%)
                           ------------------
                           ASSET MANAGEMENT & CUSTODY BANKS (1.1%)
          54,163           Ameriprise Financial, Inc.                                     3,070
         303,474           Bank of New York Mellon Corp., Inc.                            6,864
          32,819           BlackRock, Inc.                                                5,852
          23,474           Federated Investors, Inc. "B"                                    486
          35,484           Franklin Resources, Inc.                                       4,438
         113,840           Invesco Ltd.                                                   2,845
          31,518           Legg Mason, Inc.                                                 778
          56,079           Northern Trust Corp. (c)                                       2,603
         122,410           State Street Corp.                                             5,136
          65,226           T. Rowe Price Group, Inc.                                      4,129
                                                                                     ----------
                                                                                         36,201
                                                                                     ----------

PORTFOLIO OF INVESTMENTS (continued)                                           6
USAA S&P 500 INDEX FUND
September 30, 2012 (unaudited)

Number of Shares           Security                                          Market Value (000)
----------------           --------                                          ------------------
                           CONSUMER FINANCE (0.9%)
         252,502           American Express Co.                                      $   14,357
         149,013           Capital One Financial Corp.                                    8,495
         132,112           Discover Financial Services                                    5,249
         120,002           SLM Corp.                                                      1,887
                                                                                     ----------
                                                                                         29,988
                                                                                     ----------
                           DIVERSIFIED BANKS (1.9%)
          50,124           Comerica, Inc.                                                 1,557
         485,777           U.S. Bancorp                                                  16,662
       1,259,205           Wells Fargo & Co.                                             43,480
                                                                                     ----------
                                                                                         61,699
                                                                                     ----------
                           INSURANCE BROKERS (0.3%)
          82,342           Aon plc                                                        4,306
         139,462           Marsh & McLennan Companies, Inc.                               4,732
                                                                                     ----------
                                                                                          9,038
                                                                                     ----------
                           INVESTMENT BANKING & BROKERAGE (0.7%)
         281,321           Charles Schwab Corp.                                           3,598
          63,532           E*TRADE Financial Corp. *                                        560
         115,560           Goldman Sachs Group, Inc.                                     13,137
         354,677           Morgan Stanley                                                 5,937
                                                                                     ----------
                                                                                         23,232
                                                                                     ----------
                           LIFE & HEALTH INSURANCE (0.8%)
         120,061           AFLAC, Inc.                                                    5,749
          72,237           Lincoln National Corp.                                         1,747
         272,360           MetLife, Inc.                                                  9,386
          71,177           Principal Financial Group, Inc.                                1,918
         119,509           Prudential Financial, Inc.                                     6,514
          24,639           Torchmark Corp.                                                1,265
          72,030           Unum Group                                                     1,384
                                                                                     ----------
                                                                                         27,963
                                                                                     ----------
                           MULTI-LINE INSURANCE (0.5%)
         298,956           American International Group, Inc. *                           9,803
          20,494           Assurant, Inc.                                                   764
         123,459           Genworth Financial, Inc. "A" *                                   646
         112,936           Hartford Financial Services Group, Inc.                        2,195
          80,172           Loews Corp.                                                    3,308
                                                                                     ----------
                                                                                         16,716
                                                                                     ----------
                           MULTI-SECTOR HOLDINGS (0.0%)
          50,711           Leucadia National Corp.                                        1,154
                                                                                     ----------
                           OTHER DIVERSIFIED FINANCIAL SERVICES (2.6%)
       2,763,089           Bank of America Corp. (f)                                     24,398
         751,914           Citigroup, Inc.                                               24,602
         973,859           JPMorgan Chase & Co.                                          39,422
                                                                                     ----------
                                                                                         88,422
                                                                                     ----------
                           PROPERTY & CASUALTY INSURANCE (2.1%)
          86,908           ACE Ltd.                                                       6,570
         124,472           Allstate Corp.                                                 4,930
         469,970           Berkshire Hathaway, Inc. "B" *                                41,452
          68,460           Chubb Corp.                                                    5,222
          37,350           Cincinnati Financial Corp.                                     1,415
         143,581           Progressive Corp.                                              2,978
          98,543           Travelers Companies, Inc.                                      6,727
          78,906           XL Group plc                                                   1,896
                                                                                     ----------
                                                                                         71,190
                                                                                     ----------

PORTFOLIO OF INVESTMENTS (continued)                                           7
USAA S&P 500 INDEX FUND
September 30, 2012 (unaudited)

Number of Shares           Security                                          Market Value (000)
----------------           --------                                          ------------------
                           REAL ESTATE SERVICES (0.1%)
          77,590           CBRE Group, Inc. *                                        $    1,428
                                                                                     ----------
                           REGIONAL BANKS (1.0%)
         179,285           BB&T Corp.                                                     5,945
         235,939           Fifth Third Bancorp                                            3,659
          61,655           First Horizon National Corp.                                     594
         218,318           Huntington Bancshares, Inc.                                    1,506
         244,373           KeyCorp                                                        2,136
          30,862           M&T Bank Corp.                                                 2,937
         135,781           PNC Financial Services Group, Inc.                             8,568
         362,477           Regions Financial Corp.                                        2,613
         138,135           SunTrust Banks, Inc.                                           3,905
          46,602           Zions Bancorp                                                    963
                                                                                     ----------
                                                                                         32,826
                                                                                     ----------
                           REITs - DIVERSIFIED (0.1%)
          43,404           Vornado Realty Trust                                           3,518
                                                                                     ----------
                           REITs - INDUSTRIAL (0.1%)
         118,169           Prologis, Inc.                                                 4,139
                                                                                     ----------
                           REITs - OFFICE (0.1%)
          38,643           Boston Properties, Inc.                                        4,274
                                                                                     ----------
                           REITs - RESIDENTIAL (0.3%)
          37,405           Apartment Investment & Management Co. "A"                        972
          24,842           AvalonBay Communities, Inc.                                    3,378
          77,159           Equity Residential Properties Trust                            4,439
                                                                                     ----------
                                                                                          8,789
                                                                                     ----------
                           REITs - RETAIL (0.4%)
         104,432           Kimco Realty Corp.                                             2,117
          77,741           Simon Property Group, Inc.                                    11,802
                                                                                     ----------
                                                                                         13,919
                                                                                     ----------
                           REITs - SPECIALIZED (1.0%)
         101,312           American Tower Corp.                                           7,233
         110,101           HCP, Inc.                                                      4,897
          65,255           Health Care REIT, Inc.                                         3,768
         185,344           Host Hotels & Resorts, Inc.                                    2,975
          41,307           Plum Creek Timber Co., Inc.                                    1,811
          36,944           Public Storage                                                 5,142
          75,713           Ventas, Inc.                                                   4,713
         137,882           Weyerhaeuser Co.                                               3,604
                                                                                     ----------
                                                                                         34,143
                                                                                     ----------
                           SPECIALIZED FINANCE (0.3%)
          78,484           CME Group, Inc.                                                4,497
          18,681           IntercontinentalExchange, Inc. *                               2,492
          49,112           Moody's Corp.                                                  2,170
          30,260           Nasdaq OMX Group, Inc.                                           705
          62,276           NYSE Euronext                                                  1,535
                                                                                     ----------
                                                                                         11,399
                                                                                     ----------
                           THRIFTS & MORTGAGE FINANCE (0.1%)
         121,994           Hudson City Bancorp, Inc.                                        971
          88,108           People's United Financial, Inc.                                1,070
                                                                                     ----------
                                                                                          2,041
                                                                                     ----------
                           Total Financials                                             482,079
                                                                                     ----------
                           HEALTH CARE (11.8%)
                           -------------------
                           BIOTECHNOLOGY (1.6%)
          49,502           Alexion Pharmaceuticals, Inc. *                                5,663
         197,569           Amgen, Inc.                                                   16,659
          60,651           Biogen Idec, Inc. *                                            9,051

PORTFOLIO OF INVESTMENTS (continued)                                           8
USAA S&P 500 INDEX FUND
September 30, 2012 (unaudited)

Number of Shares           Security                                          Market Value (000)
----------------           --------                                          ------------------
         110,602           Celgene Corp. *                                           $    8,450
         193,939           Gilead Sciences, Inc. *                                       12,864
                                                                                     ----------
                                                                                         52,687
                                                                                     ----------
                           HEALTH CARE DISTRIBUTORS (0.4%)
          64,590           AmerisourceBergen Corp.                                        2,500
          87,316           Cardinal Health, Inc.                                          3,403
          60,535           McKesson Corp.                                                 5,208
          21,752           Patterson Companies, Inc.                                        745
                                                                                     ----------
                                                                                         11,856
                                                                                     ----------
                           HEALTH CARE EQUIPMENT (1.7%)
         140,321           Baxter International, Inc.                                     8,456
          51,312           Becton, Dickinson & Co.                                        4,031
         363,431           Boston Scientific Corp. *                                      2,086
          20,014           C.R. Bard, Inc.                                                2,094
          57,599           Carefusion Corp. *                                             1,635
         123,124           Covidien plc                                                   7,316
          29,679           Edwards Lifesciences Corp. *                                   3,187
          10,242           Intuitive Surgical, Inc. *                                     5,076
         261,633           Medtronic, Inc.                                               11,282
          80,544           St. Jude Medical, Inc.                                         3,393
          74,211           Stryker Corp.                                                  4,131
          28,178           Varian Medical Systems, Inc. *                                 1,700
          44,545           Zimmer Holdings, Inc.                                          3,012
                                                                                     ----------
                                                                                         57,399
                                                                                     ----------
                           HEALTH CARE FACILITIES (0.0%)
         104,024           Tenet Healthcare Corp. *                                         652
                                                                                     ----------
                           HEALTH CARE SERVICES (0.6%)
          21,863           DaVita, Inc. *                                                 2,265
         207,865           Express Scripts Holding Company *                             13,027
          24,373           Laboratory Corp. of America Holdings *                         2,254
          40,803           Quest Diagnostics, Inc.                                        2,588
                                                                                     ----------
                                                                                         20,134
                                                                                     ----------
                           HEALTH CARE SUPPLIES (0.0%)
          36,007           DENTSPLY International, Inc.                                   1,373
                                                                                     ----------
                           HEALTH CARE TECHNOLOGY (0.1%)
          37,421           Cerner Corp. *                                                 2,897
                                                                                     ----------
                           LIFE SCIENCES TOOLS & SERVICES (0.4%)
          89,426           Agilent Technologies, Inc.                                     3,438
          44,657           Life Technologies Corp. *                                      2,183
          29,129           PerkinElmer, Inc.                                                859
          93,829           Thermo Fisher Scientific, Inc.                                 5,520
          22,240           Waters Corp. *                                                 1,853
                                                                                     ----------
                                                                                         13,853
                                                                                     ----------
                           MANAGED HEALTH CARE (0.9%)
          85,723           Aetna, Inc.                                                    3,395
          74,009           CIGNA Corp.                                                    3,491
          33,879           Coventry Health Care, Inc.                                     1,412
          41,277           Humana, Inc.                                                   2,895
         264,790           UnitedHealth Group, Inc.                                      14,672
          83,671           WellPoint, Inc.                                                4,854
                                                                                     ----------
                                                                                         30,719
                                                                                     ----------
                           PHARMACEUTICALS (6.1%)
         402,249           Abbott Laboratories                                           27,578
          78,864           Allergan, Inc.                                                 7,222
         430,401           Bristol-Myers Squibb Co.                                      14,526
         261,764           Eli Lilly and Co.                                             12,410

PORTFOLIO OF INVESTMENTS (continued)                                           9
USAA S&P 500 INDEX FUND
September 30, 2012 (unaudited)

Number of Shares           Security                                          Market Value (000)
----------------           --------                                          ------------------
          59,996           Forest Laboratories, Inc. *                               $    2,137
          42,208           Hospira, Inc. *                                                1,385
         706,585           Johnson & Johnson                                             48,691
         780,741           Merck & Co., Inc.                                             35,212
         104,798           Mylan, Inc. *                                                  2,557
          22,543           Perrigo Co.                                                    2,619
       1,914,672           Pfizer, Inc. (f)                                              47,580
          32,741           Watson Pharmaceuticals, Inc. *                                 2,788
                                                                                     ----------
                                                                                        204,705
                                                                                     ----------
                           Total Health Care                                            396,275
                                                                                     ----------
                           INDUSTRIALS (9.7%)
                           ------------------
                           AEROSPACE & DEFENSE (2.2%)
         173,453           Boeing Co.                                                    12,076
          85,032           General Dynamics Corp.                                         5,622
         200,123           Honeywell International, Inc.                                 11,957
          24,643           L-3 Communications Holdings, Inc.                              1,767
          68,947           Lockheed Martin Corp.                                          6,438
          63,608           Northrop Grumman Corp.                                         4,226
          37,284           Precision Castparts Corp.                                      6,090
          85,252           Raytheon Co.                                                   4,873
          36,145           Rockwell Collins, Inc.                                         1,939
          71,696           Textron, Inc.                                                  1,876
         215,067           United Technologies Corp.                                     16,838
                                                                                     ----------
                                                                                         73,702
                                                                                     ----------
                           AIR FREIGHT & LOGISTICS (0.7%)
          40,986           C.H. Robinson Worldwide, Inc.                                  2,400
          54,361           Expeditors International of Washington, Inc.                   1,977
          74,905           FedEx Corp.                                                    6,338
         184,270           United Parcel Service, Inc. "B"                               13,188
                                                                                     ----------
                                                                                         23,903
                                                                                     ----------
                           AIRLINES (0.1%)
         190,645           Southwest Airlines Co.                                         1,672
                                                                                     ----------
                           BUILDING PRODUCTS (0.0%)
          91,546           Masco Corp.                                                    1,378
                                                                                     ----------
                           COMMERCIAL PRINTING (0.0%)
          44,135           R.R. Donnelley & Sons Co.                                        468
                                                                                     ----------
                           CONSTRUCTION & ENGINEERING (0.2%)
          42,586           Fluor Corp.                                                    2,397
          32,904           Jacobs Engineering Group, Inc. *                               1,330
          55,397           Quanta Services, Inc. *                                        1,368
                                                                                     ----------
                                                                                          5,095
                                                                                     ----------
                           CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS (1.0%)
         167,460           Caterpillar, Inc.                                             14,408
          45,410           Cummins, Inc.                                                  4,187
         100,647           Deere & Co.                                                    8,303
          27,137           Joy Global, Inc.                                               1,521
          90,280           PACCAR, Inc.                                                   3,614
                                                                                     ----------
                                                                                         32,033
                                                                                     ----------
                           DIVERSIFIED SUPPORT SERVICES (0.1%)
          27,735           Cintas Corp.                                                   1,150
          38,762           Iron Mountain, Inc.                                            1,322
                                                                                     ----------
                                                                                          2,472
                                                                                     ----------
                           ELECTRICAL COMPONENTS & EQUIPMENT (0.5%)
          40,959           Cooper Industries plc                                          3,074
         186,605           Emerson Electric Co.                                           9,007
          36,489           Rockwell Automation, Inc.                                      2,538

PORTFOLIO OF INVESTMENTS (continued)                                          10
USAA S&P 500 INDEX FUND
September 30, 2012 (unaudited)

Number of Shares           Security                                          Market Value (000)
----------------           --------                                          ------------------
          25,306           Roper Industries, Inc.                                   $     2,781
                                                                                     ----------
                                                                                         17,400
                                                                                     ----------
                           ENVIRONMENTAL & FACILITIES SERVICES (0.2%)
          76,800           Republic Services, Inc.                                        2,113
          22,174           Stericycle, Inc. *                                             2,007
         111,744           Waste Management, Inc.                                         3,585
                                                                                     ----------
                                                                                          7,705
                                                                                     ----------
                           HUMAN RESOURCE & EMPLOYMENT SERVICES (0.0%)
          35,856           Robert Half International, Inc.                                  955
                                                                                     ----------
                           INDUSTRIAL CONGLOMERATES (2.5%)
         162,940           3M Co.                                                        15,059
         149,721           Danaher Corp.                                                  8,257
       2,706,498           General Electric Co.                                          61,465
                                                                                     ----------
                                                                                         84,781
                                                                                     ----------
                           INDUSTRIAL MACHINERY (0.9%)
          47,099           Dover Corp.                                                    2,802
          86,541           Eaton Corp.                                                    4,090
          13,013           Flowserve Corp.                                                1,662
         110,525           Illinois Tool Works, Inc.                                      6,573
          73,490           Ingersoll-Rand plc                                             3,294
          29,602           Pall Corp.                                                     1,879
          38,137           Parker-Hannifin Corp.                                          3,188
          25,370           Pentair, Ltd. *                                                1,129
          14,671           Snap-On, Inc.                                                  1,054
          43,269           Stanley Black & Decker, Inc.                                   3,299
          48,511           Xylem, Inc.                                                    1,220
                                                                                     ----------
                                                                                         30,190
                                                                                     ----------
                           OFFICE SERVICES & SUPPLIES (0.0%)
          25,394           Avery Dennison Corp.                                             808
          51,631           Pitney Bowes, Inc.                                               714
                                                                                     ----------
                                                                                          1,522
                                                                                     ----------
                           RAILROADS (0.8%)
         266,652           CSX Corp.                                                      5,533
          81,679           Norfolk Southern Corp.                                         5,197
         121,401           Union Pacific Corp.                                           14,410
                                                                                     ----------
                                                                                         25,140
                                                                                     ----------
                           RESEARCH & CONSULTING SERVICES (0.1%)
          11,342           Dun & Bradstreet Corp.                                           903
          30,776           Equifax, Inc.                                                  1,434
                                                                                     ----------
                                                                                          2,337
                                                                                     ----------
                           SECURITY & ALARM SERVICES (0.2%)
         118,039           Tyco International Ltd.                                        6,641
                                                                                     ----------
                           TRADING COMPANIES & DISTRIBUTORS (0.2%)
          69,120           Fastenal Co.                                                   2,971
          15,396           W.W. Grainger, Inc.                                            3,208
                                                                                     ----------
                                                                                          6,179
                                                                                     ----------
                           TRUCKING (0.0%)
          13,505           Ryder System, Inc.                                               527
                                                                                     ----------
                           Total Industrials                                            324,100
                                                                                     ----------
                           INFORMATION TECHNOLOGY (19.9%)
                           ------------------------------
                           APPLICATION SOFTWARE (0.6%)
         125,603           Adobe Systems, Inc. *                                          4,077
          57,954           Autodesk, Inc. *                                               1,934
          47,965           Citrix Systems, Inc. *                                         3,673

PORTFOLIO OF INVESTMENTS (continued)                                          11
USAA S&P 500 INDEX FUND
September 30, 2012 (unaudited)

Number of Shares           Security                                          Market Value (000)
----------------           --------                                          ------------------
          70,860           Intuit, Inc.                                              $    4,172
          32,795           salesforce.com, Inc. *                                         5,008
                                                                                     ----------
                                                                                         18,864
                                                                                     ----------
                           COMMUNICATIONS EQUIPMENT (1.9%)
       1,355,168           Cisco Systems, Inc.                                           25,870
          20,303           F5 Networks, Inc. *                                            2,126
          28,695           Harris Corp.                                                   1,470
          58,955           JDS Uniphase Corp. *                                             730
         134,902           Juniper Networks, Inc. *                                       2,308
          73,809           Motorola Solutions, Inc.                                       3,731
         436,648           QUALCOMM, Inc.                                                27,286
                                                                                     ----------
                                                                                         63,521
                                                                                     ----------
                           COMPUTER HARDWARE (5.2%)
         240,289           Apple, Inc. (f)                                              160,335
         371,210           Dell, Inc.                                                     3,660
         504,042           Hewlett-Packard Co.                                            8,599
                                                                                     ----------
                                                                                        172,594
                                                                                     ----------
                           COMPUTER STORAGE & PERIPHERALS (0.8%)
         537,981           EMC Corp. *                                                   14,671
          93,128           NetApp, Inc. *                                                 3,062
          62,118           SanDisk Corp. *                                                2,698
          91,198           Seagate Technology plc                                         2,827
          57,044           Western Digital Corp.                                          2,209
                                                                                     ----------
                                                                                         25,467
                                                                                     ----------
                           DATA PROCESSING & OUTSOURCED SERVICES (1.5%)
         124,633           Automatic Data Processing, Inc.                                7,311
          39,718           Computer Sciences Corp.                                        1,279
          64,250           Fidelity National Information Services, Inc.                   2,006
          34,755           Fiserv, Inc. *                                                 2,573
          27,514           MasterCard, Inc. "A"                                          12,422
          82,720           Paychex, Inc.                                                  2,754
          41,090           Total System Services, Inc.                                      974
         133,987           Visa, Inc. "A"                                                17,992
         155,019           Western Union Co.                                              2,824
                                                                                     ----------
                                                                                         50,135
                                                                                     ----------
                           ELECTRONIC COMPONENTS (0.2%)
          41,011           Amphenol Corp. "A"                                             2,415
         379,973           Corning, Inc.                                                  4,996
                                                                                     ----------
                                                                                          7,411
                                                                                     ----------
                           ELECTRONIC EQUIPMENT & INSTRUMENTS (0.0%)
          37,765           FLIR Systems, Inc.                                               754
                                                                                     ----------
                           ELECTRONIC MANUFACTURING SERVICES (0.2%)
          47,976           Jabil Circuit, Inc.                                              898
          35,030           Molex, Inc.                                                      921
         109,774           TE Connectivity Ltd.                                           3,733
                                                                                     ----------
                                                                                          5,552
                                                                                     ----------
                           HOME ENTERTAINMENT SOFTWARE (0.0%)
          80,870           Electronic Arts, Inc. *                                        1,026
                                                                                     ----------
                           INTERNET SOFTWARE & SERVICES (2.2%)
          45,590           Akamai Technologies, Inc. *                                    1,744
         297,323           eBay, Inc. *                                                  14,394
          67,903           Google, Inc. "A" *                                            51,233
          39,862           VeriSign, Inc. *                                               1,941
         267,248           Yahoo!, Inc. *                                                 4,269
                                                                                     ----------
                                                                                         73,581
                                                                                     ----------

PORTFOLIO OF INVESTMENTS (continued)                                          12
USAA S&P 500 INDEX FUND
September 30, 2012 (unaudited)

Number of Shares           Security                                          Market Value (000)
----------------           --------                                          ------------------
                           IT CONSULTING & OTHER SERVICES (2.3%)
         163,024           Accenture plc "A"                                         $   11,417
          76,292           Cognizant Technology Solutions Corp. "A" *                     5,334
         275,354           International Business Machines Corp.                         57,122
          72,799           SAIC, Inc.                                                       876
          43,344           Teradata Corp. *                                               3,269
                                                                                     ----------
                                                                                         78,018
                                                                                     ----------
                           OFFICE ELECTRONICS (0.1%)
         333,972           Xerox Corp.                                                    2,451
                                                                                     ----------
                           SEMICONDUCTOR EQUIPMENT (0.2%)
         316,192           Applied Materials, Inc.                                        3,530
          42,754           KLA-Tencor Corp.                                               2,040
          47,458           Lam Research Corp. *                                           1,508
          48,916           Teradyne, Inc. *                                                 696
                                                                                     ----------
                                                                                          7,774
                                                                                     ----------
                           SEMICONDUCTORS (1.8%)
         150,168           Advanced Micro Devices, Inc. *                                   506
          82,642           Altera Corp.                                                   2,809
          76,330           Analog Devices, Inc.                                           2,991
         131,698           Broadcom Corp. "A"                                             4,554
          16,402           First Solar, Inc. *                                              363
       1,282,039           Intel Corp.                                                   29,077
          58,669           Linear Technology Corp.                                        1,869
         145,375           LSI Corp. *                                                    1,004
          50,192           Microchip Technology, Inc.                                     1,643
         260,749           Micron Technology, Inc. *                                      1,561
         159,957           NVIDIA Corp. *                                                 2,134
         291,151           Texas Instruments, Inc.                                        8,021
          67,129           Xilinx, Inc.                                                   2,243
                                                                                     ----------
                                                                                         58,775
                                                                                     ----------
                           SYSTEMS SOFTWARE (2.9%)
          37,686           BMC Software, Inc. *                                           1,564
          87,203           CA, Inc.                                                       2,247
       1,934,168           Microsoft Corp. (f)                                           57,599
         976,394           Oracle Corp.                                                  30,747
          49,545           Red Hat, Inc. *                                                2,821
         180,269           Symantec Corp. *                                               3,245
                                                                                     ----------
                                                                                         98,223
                                                                                     ----------
                           Total Information Technology                                 664,146
                                                                                     ----------
                           MATERIALS (3.5%)
                           ----------------
                           ALUMINUM (0.1%)
         273,870           Alcoa, Inc.                                                    2,424
                                                                                     ----------
                           CONSTRUCTION MATERIALS (0.0%)
          33,107           Vulcan Materials Co.                                           1,566
                                                                                     ----------
                           DIVERSIFIED CHEMICALS (0.9%)
         307,133           Dow Chemical Co.                                               8,894
         238,504           E.I. du Pont de Nemours & Co.                                 11,990
          39,251           Eastman Chemical Co.                                           2,238
          34,834           FMC Corp.                                                      1,929
          39,152           PPG Industries, Inc.                                           4,496
                                                                                     ----------
                                                                                         29,547
                                                                                     ----------
                           DIVERSIFIED METALS & MINING (0.3%)
         243,371           Freeport-McMoRan Copper & Gold, Inc.                           9,632
          17,600           Titanium Metals Corp.                                            226
                                                                                     ----------
                                                                                          9,858
                                                                                     ----------
                           FERTILIZERS & AGRICULTURAL CHEMICALS (0.6%)

PORTFOLIO OF INVESTMENTS (continued)                                          13
USAA S&P 500 INDEX FUND
September 30, 2012 (unaudited)

Number of Shares           Security                                          Market Value (000)
----------------           --------                                          ------------------
          16,078           CF Industries Holdings, Inc.                              $    3,573
         136,625           Monsanto Co.                                                  12,436
          70,920           Mosaic Co.                                                     4,086
                                                                                     ----------
                                                                                         20,095
                                                                                     ----------
                           GOLD (0.2%)
         127,190           Newmont Mining Corp.                                           7,124
                                                                                     ----------
                           INDUSTRIAL GASES (0.4%)
          54,292           Air Products & Chemicals, Inc.                                 4,490
          17,628           Airgas, Inc.                                                   1,451
          76,464           Praxair, Inc.                                                  7,943
                                                                                     ----------
                                                                                         13,884
                                                                                     ----------
                           METAL & GLASS CONTAINERS (0.1%)
          39,738           Ball Corp.                                                     1,681
          41,739           Owens-Illinois, Inc. *                                           783
                                                                                     ----------
                                                                                          2,464
                                                                                     ----------
                           PAPER PACKAGING (0.0%)
          27,127           Bemis Co., Inc.                                                  854
          44,816           Sealed Air Corp.                                                 693
                                                                                     ----------
                                                                                          1,547
                                                                                     ----------
                           PAPER PRODUCTS (0.2%)
         112,073           International Paper Co.                                        4,071
          45,312           MeadWestvaco Corp.                                             1,387
                                                                                     ----------
                                                                                          5,458
                                                                                     ----------
                           SPECIALTY CHEMICALS (0.5%)
          67,505           Ecolab, Inc.                                                   4,375
          20,717           International Flavors & Fragrances, Inc.                       1,234
          86,971           LyondellBasell Industrues NV                                   4,493
          21,802           Sherwin-Williams Co.                                           3,247
          30,955           Sigma-Aldrich Corp.                                            2,228
                                                                                     ----------
                                                                                         15,577
                                                                                     ----------
                           STEEL (0.2%)
          27,990           Allegheny Technologies, Inc.                                     893
          36,390           Cliffs Natural Resources, Inc.                                 1,424
          81,414           Nucor Corp.                                                    3,115
          36,743           United States Steel Corp.                                        700
                                                                                     ----------
                                                                                          6,132
                                                                                     ----------
                           Total Materials                                              115,676
                                                                                     ----------
                           TELECOMMUNICATION SERVICES (3.2%)
                           ---------------------------------
                           INTEGRATED TELECOMMUNICATION SERVICES (2.9%)
       1,478,905           AT&T, Inc. (f)                                                55,755
         159,677           CenturyLink, Inc.                                              6,451
         251,625           Frontier Communications Corp.                                  1,233
         730,384           Verizon Communications, Inc.                                  33,284
         150,371           Windstream Corp.                                               1,520
                                                                                     ----------
                                                                                         98,243
                                                                                     ----------
                           WIRELESS TELECOMMUNICATION SERVICES (0.3%)
          75,141           Crown Castle International Corp. *                             4,816
          81,135           MetroPCS Communications, Inc. *                                  950
         769,327           Sprint Nextel Corp. *                                          4,247
                                                                                     ----------
                                                                                         10,013
                                                                                     ----------
                           Total Telecommunication Services                             108,256
                                                                                     ----------
                           UTILITIES (3.5%)
                           ----------------
                           ELECTRIC UTILITIES (1.7%)
         124,246           American Electric Power Co., Inc.                              5,459
          83,549           Edison International                                           3,817

PORTFOLIO OF INVESTMENTS (continued)                                          14
USAA S&P 500 INDEX FUND
September 30, 2012 (unaudited)

Number of Shares           Security                                          Market Value (000)
----------------           --------                                          ------------------
          45,467           Entergy Corp.                                             $    3,151
         218,814           Exelon Corp.                                                   7,785
         107,237           FirstEnergy Corp.                                              4,729
         108,319           NextEra Energy, Inc.                                           7,618
          80,609           Northeast Utilities                                            3,082
          59,584           Pepco Holdings, Inc.                                           1,126
          28,089           Pinnacle West Capital Corp.                                    1,483
         148,645           PPL Corp.                                                      4,318
         224,013           Southern Co.                                                  10,325
         124,998           Xcel Energy, Inc.                                              3,464
                                                                                     ----------
                                                                                         56,357
                                                                                     ----------

                           GAS UTILITIES (0.1%)
          30,059           AGL Resources, Inc.                                            1,230
          52,317           ONEOK, Inc.                                                    2,527
                                                                                     ----------
                                                                                          3,757
                                                                                     ----------
                           INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (0.1%)
         159,243           AES Corp. *                                                    1,747
          58,433           NRG Energy, Inc.                                               1,250
                                                                                     ----------
                                                                                          2,997
                                                                                     ----------
                           MULTI-UTILITIES (1.6%)
          62,350           Ameren Corp.                                                   2,037
         109,317           CenterPoint Energy, Inc.                                       2,328
          67,600           CMS Energy Corp.                                               1,592
          75,032           Consolidated Edison, Inc.                                      4,494
         146,989           Dominion Resources, Inc.                                       7,782
          43,969           DTE Energy Co.                                                 2,635
         180,444           Duke Energy Corp.                                             11,693
          19,749           Integrys Energy Group, Inc.                                    1,031
          73,746           NiSource, Inc.                                                 1,879
         109,324           PG&E Corp.                                                     4,665
         129,682           Public Service Enterprise Group, Inc.                          4,173
          33,628           SCANA Corp.                                                    1,623
          57,594           Sempra Energy                                                  3,714
          51,502           TECO Energy, Inc.                                                914
          59,297           Wisconsin Energy Corp.                                         2,234
                                                                                     ----------
                                                                                         52,794
                                                                                     ----------
                           Total Utilities                                              115,905
                                                                                     ----------
                           Total Common Stocks (cost: $ 2,624,162)                    3,302,258
                                                                                     ----------
-----------------------------------------------------------------------------------------------
                           MONEY MARKET INSTRUMENTS (1.2%)

                           MONEY MARKET FUND (1.1%)
                           ------------------------
      36,909,215           Northern Institutional Funds - Diversified Assets
                             Portfolio, 0.01% (a),(d)                                $   36,909
                                                                                     ----------

PRINCIPAL
AMOUNT
(000)
------------
$      4,910               U.S. TREASURY BILLS (0.1%)
                           --------------------------
                           0.14%, 11/01/2012 (b),(e)                                      4,910
                                                                                     ----------
                           Total Money Market Instruments (cost: $41,819)                41,819
                                                                                     ----------

                           TOTAL INVESTMENTS (COST: $2,665,981)                      $3,344,077
                                                                                     ==========

PORTFOLIO OF INVESTMENTS (continued)                                          15
USAA S&P 500 INDEX FUND
September 30, 2012 (unaudited)

($ IN 000s)                                      VALUATION HIERARCHY
                                                 -------------------

                                     (LEVEL 1)        (LEVEL 2)         (LEVEL 3)
                                   Quoted Prices        Other          Significant
                                     in Active       Significant      Unobservable
                                      Markets        Observable          Inputs
                                   for Identical        Inputs
                                       Assets                                                   Total
-----------------------------------------------------------------------------------------------------
Equity Securities:
 Common Stocks                     $   3,302,258     $         -      $          -      $   3,302,258
Money Market Instruments:
 Money Market Fund                        36,909                                 -             36,909
 U.S. Treasury Bills                       4,910                                 -              4,910
Other financial instruments*                (773)              -                 -               (773)
-----------------------------------------------------------------------------------------------------
Total                              $   3,343,304     $         -      $          -      $   3,343,304
-----------------------------------------------------------------------------------------------------

*Other financial instruments are derivative instruments not reflected in the portfolio of investments, such as futures, which are valued at the unrealized appreciation/depreciation on the investment.

Reconciliation of Investments in which significant unobservable inputs (Level 3) were used in determining value:

-----------------------------------------------------------------------------------------
                                                               COMMON          PREFERRED
                                                               STOCKS          SECURITIES
-----------------------------------------------------------------------------------------
Balance as of December 31, 2011                                    $2                  $2
Purchases                                                           -                   -
Sales                                                               -                   -
Transfers into Level 3                                              -                   -
Transfers out of Level 3                                           (2)                 (2)
Net realized gain (loss)                                            -                   -
Change in net unrealized appreciation/depreciation                  -                   -
-----------------------------------------------------------------------------------------
Balance as of September 30, 2012                                   $-                  $-
-----------------------------------------------------------------------------------------

For the period ended September 30, 2012, there were no transfers of securities between levels. The Fund's policy is to recognize any transfers into and out of the levels as of the beginning of the period in which the event or circumstance that caused the transfer occurred.

================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS

September 30, 2012 (unaudited)

GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is an open-end management investment company organized as a Delaware statutory trust consisting of 50 separate funds. The information presented in this quarterly report pertains only to the USAA S&P 500 Index Fund (the Fund), which is classified as diversified under the 1940 Act.

The Fund has two classes of shares: Member Shares and Reward Shares. Each class of shares has equal rights to assets and earnings, except that each class bears certain class-related expenses specific to the particular class. These expenses include administration and servicing fees, transfer agency fees, postage, shareholder reporting fees, and certain registration and custodian fees. Expenses not attributable to a specific class, income, and realized gains or losses on investments are allocated to each class of shares based on each class's relative net assets. Each class has exclusive voting rights on matters related solely to that class and separate voting rights on matters that relate to both classes.

A. SECURITY VALUATION -- The Trust's Board of Trustees (the Board) has established the Valuation Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures which are approved by the Board. Among other things, these policies and procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.

The Committee reports to the Board on a quarterly basis and makes recommendations to the Board as to pricing methodologies and services used by the Fund and presents additional information to the Board regarding application of the pricing and fair valuation policies and procedures during the preceding quarter.

The Committee meets as often as necessary to make pricing and fair value determinations. In addition, the Committee holds regular monthly meetings to review prior actions taken by the Committee and USAA Asset Management Company (the Manager). Among other things, these monthly meetings include a review and analysis of back testing reports, pricing service quotation comparisons, illiquid securities and fair value determinations, pricing movements, and daily stale price monitoring.

The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

================================================================================

16 |  USAA S&P 500 Index Fund

================================================================================

1. Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the Nasdaq over-the-counter markets, are valued at the last sales price or official closing price on the exchange or primary market on which they trade. If no last sale or official closing price is reported or available, the average of the bid and asked prices generally is used.

2. Investments in open-end investment companies, hedge, or other funds, other than ETFs, are valued at their net asset value (NAV) at the end of each business day.

3. Futures are valued based upon the last sale price at the close of market on the principal exchange on which they are traded.

4. Debt securities purchased with original or remaining maturities of 60 days or less may be valued at amortized cost, which approximates market value.

5. Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Trust's Board of Trustees. The Service uses an evaluated mean between quoted bid and asked prices or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

6. Repurchase agreements are valued at cost, which approximates market value.

7. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by the Manager, an affiliate of the Fund, in consultation with the Fund's subadviser, if applicable, under valuation procedures approved by the Trust's Board of Trustees. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. FAIR VALUE MEASUREMENTS -- Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the portfolio of investments is

================================================================================

17 |  USAA S&P 500 Index Fund

================================================================================

based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Level 1 -- inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Level 2 -- inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indices.

Level 3 -- inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

C. FUTURES CONTRACTS -- The Fund is subject to cash flow and tracking error risk in the normal course of pursuing its investment objectives. The Fund may use stock index futures contracts in an attempt to reduce any performance discrepancies between the Fund and the S&P 500 Index. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into such contracts, the Fund is required to deposit with the broker in either cash or securities an initial margin in an amount equal to a certain percentage of the contract amount. Subsequent payments (variation margin) are made or received by the Fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Upon entering into such contracts, the Fund bears the risk of interest or exchange rates or securities prices moving unexpectedly in an unfavorable direction, in which case, the Fund may not achieve the anticipated benefits of the futures contracts.

D. REPURCHASE AGREEMENTS -- The Fund may enter into repurchase agreements with commercial banks or recognized security dealers. These agreements are collateralized by underlying securities. The collateral obligations are marked-to-market daily to ensure their value is equal to or in excess of the repurchase agreement price plus accrued interest and are held by the Fund, either through its regular custodian or through a special "tri-party" custodian that maintains separate accounts for both the Fund and its counterparty, until maturity of the repurchase agreement. Repurchase agreements are subject to credit risk, and the Fund's Manager monitors the creditworthiness of sellers with which the Fund may enter into repurchase agreements.

E. LENDING OF PORTFOLIO SECURITIES -- The Fund, through its third-party securities-lending agent, Citibank, N.A. (Citibank), may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with cash collateral in an amount at least equal to the fair value of the securities loaned, initially in an amount at least equal to 102% of the fair value of domestic securities loaned and 105% of the fair value of international securities loaned. Cash collateral is invested in high-quality short-term investments. Cash collateral requirements are determined daily based on the prior business

================================================================================

                                         Notes to Portfolio of Investments |  18

================================================================================

day's ending value of securities loaned. Imbalances in cash collateral may occur on days where market volatility causes security prices to change significantly, and are adjusted the next business day. Risks to the Fund in securities-lending transactions are that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower. Citibank has agreed to indemnify the Fund against any losses due to counterparty default in securities-lending transactions. The Fund had no securities on loan as of September 30, 2012.

F. As of September 30, 2012, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the portfolio of investments. Gross unrealized appreciation and depreciation of investments as of September 30, 2012, were $1,115,282,000 and $437,186,000, respectively, resulting in net unrealized appreciation of $678,096,000.

G. The portfolio of investments category percentages shown represent the percentages of the investments to net assets, which were $3,345,955,000 at September 30, 2012, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets.

PORTFOLIO ABBREVIATION(S) AND DESCRIPTION(S)

REIT - Real estate investment trust

SPECIFIC NOTES

(a) Rate represents the money market fund annualized seven-day yield at September 30, 2012.

(b) Zero-coupon security. Rate represents an annualized yield at time of purchase, not a coupon rate.

(c) Northern Trust Corp. is the parent to Northern Trust Investments, Inc.
(NTI), which is the subadviser of the Fund.

(d) NTI is both the subadviser of the Fund and the adviser of the Northern Institutional Funds.

(e) Security with a value of $4,910,000 is segregated as collateral for initial margin requirements on open futures contracts.

(f) Security, or a portion thereof, is segregated to cover the value of open futures contracts at September 30, 2012, as shown in the following table:

                                                                       Value at        Unrealized
Type of Future            Expiration            Contracts   Position   September 30,   Depreciation
                                                                       2012
---------------------------------------------------------------------------------------------------
S&P 500 Index Futures     December 20, 2012        123        Long     $44,102,000     $(773,000)

* Non-income-producing security.

================================================================================

19 |  USAA S&P 500 Index Fund

ITEM 2.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation.



ITEM 3.  EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

















SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST - Period Ended September 30, 2012

By:*     /S/ ADYM W. RYGMYR
         --------------------------------------------------------------
         Signature and Title:  Adym W. Rygmyr, Secretary

Date:     11/26/2012
         -------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /S/ DANIEL S. MCNAMARA
         --------------------------------------------------------------
         Signature and Title:  Daniel S. McNamara, President

Date:     11/26/2012
         ------------------------------


By:*     /S/ ROBERTO GALINDO, JR.
         -----------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:     11/26/2012
         ------------------------------


*PRINT THE NAME AND TITLE OF EACH SIGNING OFFICER UNDER HIS OR HER SIGNATURE.